Commitments (Details)	May 31, 2025 CAD ($)
2026
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 947,765
2027
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 2,941,308